Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2017	Dec. 29, 2016
Stock-Based Compensation
Schedule of share activity related to stock options

Stock Options
Outstanding at December 29, 2016	11,979,111
Granted	1,272,156
Exercised	(1,004,322)
Forfeited or expired	(159,687)
Outstanding at September 28, 2017	12,087,258

	Options	Weighted Average Exercise Price	Options Exercisable at End of Year	Weighted Average Exercise Price of Exercisable Options	Weighted Average Fair Value/Share of Options Granted During the Year
Outstanding at December 26, 2013	10,714,356	$4.09	3,471,150	$3.64	—
Granted	748,553	$7.69	—	—	$3.72
Exercised	(201,137)	$3.28	—	—	—
Forfeited or expired	(1,737,506)	$4.06	—	—	—

Outstanding at December 25, 2014	9,524,266	$4.40	4,608,462	$3.85	—
Granted	1,378,355	$8.07	—	—	$4.12
Exercised	(5,149)	$7.69	—	—	—
Forfeited or expired	(437,353)	$7.16	—	—	—

Outstanding at December 31, 2015	10,460,119	$4.77	6,656,524	$4.00	—
Granted	2,025,535	$9.94	—	—	$4.13
Exercised	(145,140)	$3.48	—	—	—
Forfeited or expired	(361,403)	$6.65	—	—	—

Outstanding at December 29, 2016	11,979,111	$5.34	8,151,056	$4.20	—